Real Estate Assets, Net - Narrative (Details) - USD ($)			12 Months Ended
	Mar. 19, 2020	May 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Cottonwood One Upland
Business Acquisition [Line Items]
Payments for asset acquisitions			$ 103,600,000
Weighted average amortization period of acquired intangible assets (in years)	6 months
Cottonwood West Palm
Business Acquisition [Line Items]
Payments for asset acquisitions				$ 66,923,500
Weighted average amortization period of acquired intangible assets (in years)		6 months